EMPLOYEE BENEFIT OBLIGATIONS - Fair Value of Assets and Assessed Present Value of Liabilities in Pension Plans (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Pension Costs [abstract]
Fair value of assets, Equities	£ 19	£ 25
Fair value of assets, Bonds	149	175
Fair value of assets, Cash	10	8
Fair value of assets, Other	44	43
Total fair value of assets	222	251
Defined benefit obligation, at present value	(334)	(365)
Surplus (deficit) in plan	(112)	(114)
Irrecoverable Surplus	0	0
Net liability	(112)	(114)
Plans in surplus	16	18
Plans in deficit	£ (128)	£ (132)
Fair value of assets allocation, Equities	9.00%	10.00%
Fair value of assets allocation, Bonds	67.00%	70.00%
Fair value of assets allocation, Cash	4.00%	3.00%
Fair value of assets allocation, Other	20.00%	17.00%
Total fair value of assets allocation	100.00%	100.00%